Recently Issued Accounting Standards, Not Adopted as of December 31, 2011	12 Months Ended
Dec. 31, 2011
Recently Issued Accounting Standards, Not Adopted as of December 31, 2011 [Abstract]
Recently Issued Accounting Standards, Not Adopted as of December 31, 2011

Note B     Recently Issued Accounting Standards, Not Adopted as of December 31, 2011

ASU No. 2011-05 — Amendments to Topic 220, Comprehensive Income. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The Company is evaluating its timing of adoption of ASU 2011-05, but will adopt the ASU retrospectively by the due date.

ASU 2011-08, “Intangibles — Goodwill and Other (Topic 350) — Testing Goodwill for Impairment.” ASU 2011-08 amends Topic 350, “Intangibles – Goodwill and Other,” to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. ASU 2011-08 is effective for annual and interim impairment tests beginning after December 15, 2011, and is not expected to have a significant impact on the Company’s financial statements.

ASU 2011-03, “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.” A repurchase agreement is a transaction in which a company sells financial instruments to a buyer, typically in exchange for cash, and simultaneously enters into an agreement to repurchase the same or substantially the same financial instruments from the buyer at a stated price plus accrued interest at a future date. The determination of whether the transaction is accounted for as a sale or a collateralized financing is determined by assessing whether the seller retains effective control of the financial instrument. The ASU changes the assessment of effective control by removing the criterion that requires the seller to have the ability to repurchase or redeem financial assets with substantially the same terms, even in the event of default by the buyer and the collateral maintenance implementation guidance related to that criterion. The Company will apply the new guidance to repurchase agreements entered into or amended after January 1, 2012. The adoption of the ASU did not have a significant impact on the Company’s financial position, results of operations, or EPS.

ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.” The ASU requires additional disclosures about financial instruments and derivative instruments that are offset or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective for the interim reporting period ending March 31, 2013 with retrospective disclosure for all comparative periods presented. The Company is evaluating the impact of the ASU; however, it is not expected to materially impact the Company's financial position, results of operations, or EPS.

ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The primary purpose of the ASU is to conform the language in the fair value measurements guidance in U.S. GAAP and IFRS. The ASU also clarifies how to apply existing fair value measurement and disclosure requirements. Further, the ASU requires additional disclosures about transfers between level 1 and 2 of the fair value hierarchy, quantitative information for level 3 inputs, and the level of the fair value measurement hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed. The ASU is effective for the interim reporting period ending March 31, 2012. The Company has adopted the standard as of January 1, 2012. The adoption did not have a significant impact on the Company’s financial position, results of operations, or EPS.